Formation transactions and Initial Public Offering (Tables)	6 Months Ended
Jun. 30, 2016
Partners' Capital Notes [Abstract]
Schedule of Proceeds From Initial Public Offering And Application Of Funds [Table Text Block]
Proceeds from IPO and application of funds
(in thousands of U.S. dollars)
Gross proceeds from IPO	$220,800
Underwriters’ discounts, structuring fees and incremental direct IPO expenses	(17,333)
Net proceeds from IPO	203,467
Loan of initial public offering proceeds to Höegh LNG for demand note	(140,000)
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)
Cash retained for general partnership purposes	$20,000